Goodwill and Other Intangible Assets - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	₨ 74,937.9		₨ 74,937.9		$ 1,150.9	$ 1,150.9
Amortization of intangible assets	₨ 1.0	$ 0.0	₨ 3.0	₨ 7.0